NOTE 9 - CONVERTIBLE LOANS - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		367,343
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.480
Warrants and Rights Outstanding, Term		4 years 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	6,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsReset]	10,813,001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 0.014
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period	1 year 11 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other	10,597,010
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 2 months 26 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	7,083,334
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 0.012
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 7 months 20 days